Decommissioning Liabilities - Summary of Changes to the Credit-Adjusted Risk-Free Rate or the Inflation Rate Impact on the Decommissioning Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Credit-adjusted risk-free rate, sensitivity range	1.00%	1.00%
Inflation rate, sensitivity range	1.00%	1.00%
One percent increase
Disclosure of other provisions [line items]
Credit-adjusted risk-free rate	$ (548)	$ (487)
Inflation rate	685	615
One percent decrease
Disclosure of other provisions [line items]
Credit-adjusted risk-free rate	669	595
Inflation rate	$ (567)	$ (507)